Structured Entities (Tables)	12 Months Ended
Oct. 31, 2022
Statement [Line Items]
Summary of Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2022			2021
	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles	Customer securitization vehicles (1)	Capital vehicles	Other Securitization vehicles

Interests recorded on our Consolidated Balance Sheet
Financial Assets
Cash and cash equivalents	68	3,483	–	63	1,210	–
Trading securities	573	–	1,795	24	–	58
FVTPL securities	119	–	–	218	–	–
FVOCI securities	1,079	–	–	464	–	–
Amortized cost securities	–	–	–	–	–	93
Derivatives	–	–	–	2	–	–
Other	11	–	80	5	–	–
Total	1,850	3,483	1,875	776	1,210	151
Financial Liabilities
Deposits	68	3,483	–	63	1,210	–
Derivatives	17	–	–	–	–	–
Other	–	48	–	–	22	–
Total	85	3,531	–	63	1,232	–
Maximum exposure to loss (2)	20,141	1	1,875	14,208	–	151
Total assets of the entities	12,364	3,531	11,845	8,116	1,234	5,686

(1)
Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper and are classified as either

trading securities, FVTPL securities
or
FVOCI securities.

(2)	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.

Consolidated structured entities [member]
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying value and fair values of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2022		2021
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets

Credit cards	8,223	8,223	7,106	7,106
Consumer instalment and other personal (2)	4,769	4,738	5,228	5,238
Business and government	125	124	250	253
Total	13,117	13,085	12,584	12,597
Associated liabilities (3)	9,274	9,072	7,278	7,341

(1)	Carrying value of loans is net of allowance.
(2)	Includes real estate lines of credit and auto loans .
(3)	Associated liabilities are recognized in s ecuritization and structured entities’ liabilities in our Consolidated Balance Sheet.